Operating Lease	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Operating Lease

NOTE 6 - OPERATING LEASE

The Company entered into a new office lease agreement on 2 August 2023 with an expiration date of August 2026, replacing the previous office lease terminated on 30 August 2023. As of September 30, 2024, the Company has one office lease.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	September 30, 2024	March 31, 2024
	(Unaudited)
Operating lease assets:
Operating lease right of use assets	$229,556	$286,475
Total operating lease assets	229,556	286,475

Operating lease obligations:
Current operating lease liabilities	126,205	122,265
Non-current operating lease liabilities	110,352	172,955
Total operating lease obligations	$236,557	$295,220

The unaudited weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

September 30, 2024
Weighted-average remaining lease term	1.8 years

Weighted-average discount rate	5.0%

The following table summarizes the maturity of operating lease liabilities as of September 30, 2023:

Periods ended September 30,	US$
2025	$134,437
2026	112,404
Total lease payments	246,841
Less: imputed interest	(10,284)
Total lease liabilities(Unaudited)	$236,557

NOTE 7 - OPERATING LEASE

The Company entered into a new office lease agreement on 2 August 2023 with an expiration date of August 2026, replacing the previous office lease terminated on 30 August 2023. As of March 31, 2024, the Company has one office lease.

For the years ended March 31, 2024 and 2023, the lease expenses were $107,683 and $66,140, respectively.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	March 31, 2024	March 31, 2023

Operating lease assets:
Operating lease right of use assets	$286,475	$102,077
Total operating lease assets	$286,475	$102,077

Operating lease obligations:
Current operating lease liabilities	$122,265	$62,395
Noncurrent operating lease liabilities	172,955	45,881
Total operating lease obligations	$295,220	$108,276

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

March 31, 2024
Weighted-average remaining lease term	2.3 years

Weighted-average discount rate	5.0%

The following table summarizes the maturity of operating lease liabilities as of March 31, 2024:

Years ending March 31,	US$
2025	$133,465
2026	133,465
2027	44,858
Total lease payments	311,788
Less: imputed interest	(16,568)
Total lease liabilities	$295,220